Share Capital - Details of Outstanding Options (Detail) (USD $)				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Exercise Price, Range One [Member]	Dec. 31, 2012 Exercise Price, Range Two [Member]	Dec. 31, 2012 Exercise Price, Range Three [Member]	Dec. 31, 2012 Exercise Price, Range Four [Member]	Dec. 31, 2012 Exercise Price, Range Five [Member]	Dec. 31, 2012 Exercise Price, Range Six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price					$ 1.01	$ 2.01	$ 3.01	$ 4.01	$ 1.42
Upper Range of Exercise Price				$ 1.00	$ 2.00	$ 3.00	$ 4.00	$ 7.09	$ 7.09
Remaining Term of Options in Years					1 year 3 months 11 days	2 years 9 months 11 days	3 years 7 months 13 days	4 years 6 months 29 days	4 years 2 months 16 days
Weighted Average Price of Outstanding Options	$ 4.83	$ 4.60	$ 2.87		$ 1.87	$ 2.51	$ 3.39	$ 5.30	$ 4.83
Weighted Average Price of Exercisable Options	$ 4.21	$ 3.12	$ 2.49		$ 1.87	$ 2.51	$ 3.39	$ 5.24	$ 4.21
Outstanding Options at December 31, 2012	8,185,949	8,821,980	6,843,217		459,763	780,851	64,821	6,880,514
Exercisable Options at December 31, 2012	3,637,490	2,657,192	3,185,513		459,763	780,851	42,215	2,354,661